LOANS, Allowance for Loan Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) qtr	Dec. 31, 2017 USD ($)
LOANS [Abstract]
Look-back weighted period for average loss rates | qtr	20
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 3,599	$ 3,393
Provision for (recovery of) loan losses	406	704
Charge-offs	(179)	(735)
Recoveries	152	237
Ending balance	3,978	3,599
Commercial Real Estate [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	2,260	1,607
Provision for (recovery of) loan losses	436	708
Charge-offs	(50)	(208)
Recoveries	37	153
Ending balance	2,683	2,260
Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	634	1,171
Provision for (recovery of) loan losses	8	(218)
Charge-offs	(106)	(369)
Recoveries	60	50
Ending balance	596	634
Residential Mortgage [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	505	427
Provision for (recovery of) loan losses	(30)	126
Charge-offs	0	(66)
Recoveries	45	18
Ending balance	520	505
Consumer and Home Equity Lines [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	200	188
Provision for (recovery of) loan losses	(8)	88
Charge-offs	(23)	(92)
Recoveries	10	16
Ending balance	$ 179	$ 200